INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		¥ 10,637,633	¥ 10,592,249
Additions		103,304	285,167	¥ 344,099
Acquisition of a subsidiary		1,893,300	188
Disposal			(11,168)
Disposal of subsidiaries		(168)	(562)
Amortization		(295,901)	(275,877)	(244,361)
Transfer from property, plant and equipment		525,216
Impairment losses			(8,134)
Reclassification			76,179
Currency translation differences		15,981	(20,409)
Intangible assets and goodwill at end of period	$ 1,873,226	12,879,365	10,637,633	10,592,249
Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		2,345,930	2,346,853
Acquisition of a subsidiary		1,163,949
Currency translation differences		754	(923)
Intangible assets and goodwill at end of period		3,510,633	2,345,930	2,346,853
Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		7,066,428	6,981,217
Additions		98,995	280,340
Acquisition of a subsidiary		728,066
Amortization		(265,108)	(241,261)
Transfer from property, plant and equipment		41,148
Reclassification		7,072	53,565
Currency translation differences		5,782	(7,433)
Intangible assets and goodwill at end of period		7,682,383	7,066,428	6,981,217
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,111,586	1,123,639
Reclassification		(7,072)
Currency translation differences		9,445	(12,053)
Intangible assets and goodwill at end of period		1,113,959	1,111,586	1,123,639
Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		113,689	140,540
Additions		4,309	4,827
Acquisition of a subsidiary		1,285	188
Disposal			(11,168)
Disposal of subsidiaries		(168)	(562)
Amortization		(30,793)	(34,616)
Transfer from property, plant and equipment		484,068
Impairment losses			(8,134)
Reclassification			22,614
Intangible assets and goodwill at end of period		572,390	113,689	¥ 140,540
Gross
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		12,403,391
Intangible assets and goodwill at end of period		14,943,750	12,403,391
Gross | Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		2,345,930
Intangible assets and goodwill at end of period		3,510,633	2,345,930
Gross | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		8,546,343
Intangible assets and goodwill at end of period		9,430,183	8,546,343
Gross | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,111,586
Intangible assets and goodwill at end of period		1,113,959	1,111,586
Gross | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		399,532
Intangible assets and goodwill at end of period		888,975	399,532
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(1,765,758)
Intangible assets and goodwill at end of period		(2,064,385)	(1,765,758)
Accumulated amortization and impairment | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(1,479,915)
Intangible assets and goodwill at end of period		(1,747,800)	(1,479,915)
Accumulated amortization and impairment | Computer software, production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(285,843)
Intangible assets and goodwill at end of period		¥ (316,585)	¥ (285,843)